N-2	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Cover [Abstract]
Entity Central Index Key	0002006100
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	StepStone Private Credit Income Fund
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]	Per Share Operating Performance: Net Asset Value per share, beginning of period $10.00 Activity from investment operations: Net investment income (loss)¹ 0.48 Net realized and unrealized gain (loss)² — Total from investment operations 0.48 Less distributions: From net investment income (0.41)From net realized gains — Total distributions (0.41)Net Asset Value per share, end of period³ $10.07 Net Assets, end of period (in thousands) $10 Ratios to average net assets⁴ Net investment income (loss)⁵ 8.79%Gross expenses⁶ 7.16%Adviser expense recoupment (reimbursement)⁶ (1.46)%Net expenses⁶ 5.70%Total return³ ⁷ ⁸ 4.83%Portfolio turnover rate⁹ 15.63%Senior Securities: Total borrowings (in thousands) $49,000 Asset coverage per $1,000 unit of senior indebtedness¹⁰ 4,444
*	The Fund commenced operations on June 3, 2024. See Note 1 in the accompanying notes to consolidated financial statements.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in NAV per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investment Funds.
5	Net investment income (loss) ratio has been annualized for periods of less than twelve months, except for organizational costs and incentive fees, which are one-time expenses. If incentive fees were excluded, the ratio would have increased by 0.54% for the period ended December 31, 2024*.
6	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees had been excluded, the expense ratios would have decreased by 0.54% for the period ended December 31, 2024*.
7	Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund's DRIP. Total return for periods less than 1 year have not been annualized. Total return shown excludes the effect of applicable sales charges.
8	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.
9	Excluding short-term investments, the portfolio turnover rate represents lesser of the Fund's purchases or proceeds from repayments of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Result is not annualized.
10	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
For the Period Ended December 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.00
Activity from investment operations:
Net investment income (loss)¹	0.48
Net realized and unrealized gain (loss)²	—
Total from investment operations	0.48
Less distributions:
From net investment income	(0.41)
From net realized gains	—
Total distributions	(0.41)
Net Asset Value per share, end of period³	$10.07

Net Assets, end of period (in thousands)	$34

Ratios to average net assets⁴
Net investment income (loss)⁵	8.57%
Gross expenses⁶	7.38%
Adviser expense recoupment (reimbursement)⁶	(1.47)%
Net expenses⁶	5.91%
Total return³ ⁷ ⁸	4.79%
Portfolio turnover rate⁹	15.63%
Senior Securities:
Total borrowings (in thousands)	$49,000
Asset coverage per $1,000 unit of senior indebtedness¹⁰	4,444
*	The Fund commenced operations on June 3, 2024. See Note 1 in the accompanying notes to consolidated financial statements.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in NAV per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investment Funds.
5	Net investment income (loss) ratio has been annualized for periods of less than twelve months, except for organizational costs and incentive fees, which are one-time expenses. If incentive fees were excluded, the ratio would have increased by 0.54% for the period ended December 31, 2024*.
6	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees had been excluded, the expense ratios would have decreased by 0.54% for the period ended December 31, 2024*.
7	Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund's DRIP. Total return for periods less than 1 year have not been annualized. Total return shown excludes the effect of applicable sales charges.
8	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.
9	Excluding short-term investments, the portfolio turnover rate represents lesser of the Fund's purchases or proceeds from repayments of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Result is not annualized.
10	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund’s Board of Trustees (“Board”) provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. StepStone Group Private Wealth LLC, an investment adviser registered under the Investment Advisers Act of 1940, as amended, and a wholly owned business of StepStone Group LP (“StepStone”), serves as the Fund’s investment adviser (“Adviser”). The Adviser oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. StepStone Group Private Debt LLC, an affiliate of StepStone, serves as the Fund’s investment sub-adviser (“Sub-Adviser”) and is responsible for the day-to-day management of the Fund’s assets. StepStone Group Europe Alternative Investments Limited (“SGEAIL”), an affiliate of StepStone, serves as the Fund’s investment sub-subadviser (“Sub-Subadviser”) and will provide ongoing research regarding the Fund’s investment portfolio. The Sub-Adviser and Sub-Subadviser are wholly owned subsidiaries of Swiss Capital Alternative Investments AG (“SCAI”), which is a subsidiary of Stepstone.

The Fund’s investment objectives are to seek to generate current income and, to a lesser extent, long-term capital appreciation by investing in private credit and income-related investments (“Private Credit Investments”). The Fund defines Private Credit Investments to consist primarily of direct lending and specialty credit strategies. The Fund intends to primarily use a multi-lender approach to achieve its investment objectives utilizing a variety of non-bank or corporate lenders to source investment opportunities for the Fund. The Fund’s assets may be deployed in investment strategies deemed appropriate under prevailing economic and market conditions to seek to achieve the Fund’s investment objectives.

Risk Factors [Table Text Block]

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

The Fund offers four separate classes of shares of beneficial interest designated as Class I Shares, Class D Shares, Class S Shares and Class T Shares. Each class of Shares is subject to different fees and expenses.

The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment for Class I may be reduced at the Adviser’s discretion. The minimum initial investment in Class D Shares, Class S Shares and Class T Shares by an investor is $25,000. Investors purchasing Class S Shares and Class T Shares may be charged a sales load up to a maximum of 3.50%. Investors purchasing Class I Shares and Class D Shares are not charged a sales load. The Fund accepts initial and additional purchases of Shares daily at the Fund’s then-current NAV per share.

Shareholders may exchange shares from one class to another for an equivalent NAV amount of that share class.

The following table summarizes the Capital Share transactions for the period June 3, 2024 through December 31, 2024:

	For the Period Ended December 31, 2024*
	Shares	Dollar Amounts
Class I
Proceeds from shares issued	16,622,652	$167,654,960
Reinvestment of distributions	127,015	1,279,044
Repurchase of shares	(5,108)	(52,357)
Net increase	16,744,559	$168,881,647
Class D
Proceeds from shares issued	1,000	$10,000
Reinvestment of distributions	41	413
Net increase	1,041	$10,413
Class S
Proceeds from shares issued	1,000	$10,000
Reinvestment of distributions	41	413
Net increase	1,041	$10,413
Class T
Proceeds from shares issued	3,365	$34,125
Reinvestment of distributions	41	409
Net increase	3,406	$34,534
*	The Fund commenced operations on June 3, 2024.

The Fund intends to conduct quarterly offers to repurchase a minimum of 5.00% and up to a maximum of 25.00% of the outstanding Shares at NAV, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed in Note 1). No Shareholder will have the right to require the Fund to repurchase such Shareholder’s Shares or any portion thereof. In the event that Shareholders, in the aggregate, submit for repurchase more than the number of Shares that the Fund will offer to repurchase, the Fund will repurchase the Shares on a pro rata basis, which may result in the Fund not honoring the full amount of a Share repurchase requested by a Shareholder. In connection with any given quarterly repurchase offer, the Fund currently intends to repurchase 5.00% of its outstanding Shares.

Security Dividends [Text Block]	The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment for Class I may be reduced at the Adviser’s discretion. The minimum initial investment in Class D Shares, Class S Shares and Class T Shares by an investor is $25,000. Investors purchasing Class S Shares and Class T Shares may be charged a sales load up to a maximum of 3.50%
Outstanding Securities [Table Text Block]
Assets
Non-controlled/non-affiliated investments, at fair value (cost $211,611,097)	$211,690,705
Cash equivalents and restricted cash equivalents	7,242,200
Cash and restricted cash	163,613
Receivable for fund shares sold	1,082,979
Interest receivable	932,981
Receivable from unsettled transactions	698,744
Due from Adviser	305,985
Deferred offering costs	201,962
Prepaid expenses	13,162
Total Assets	222,332,331

Liabilities
Revolving credit facility	49,000,000
Less deferred debt issuance costs	(1,486,143)
Revolving credit facility less deferred debt issuance costs	47,513,857
Payable for investments purchased	4,094,154
Revolving credit facility interest and fees payable	727,248
Professional fees payable	407,407
Incentive fees payable	361,472
Management fees payable	163,052
Officer's and trustees' fees payable	74,849
Administration fees payable	50,333
Transfer agent fees payable	15,228
Other accrued expenses	191,711
Total Liabilities	53,599,311
Commitments and contingencies (see Note 9)
Net Assets	$168,733,020

Components of Net Assets:
Paid-in capital	$168,922,697
Total distributable earnings (accumulated loss)	(189,677)

Net Assets	$168,733,020
Class I:
Net Assets	$168,677,736
Outstanding shares (unlimited number of shares authorized)	16,744,559
Net Asset Value Per Share	$10.07
Class D:
Net Assets	$10,487
Outstanding shares (unlimited number of shares authorized)	1,041
Net Asset Value Per Share	$10.07
Class S:
Net Assets	$10,487
Outstanding shares (unlimited number of shares authorized)	1,041
Net Asset Value Per Share	$10.07
Class T:
Net Assets	$34,310
Outstanding shares (unlimited number of shares authorized)	3,406
Net Asset Value Per Share	$10.07

Class I Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount | $	$ 49,000	[1]
Senior Securities Coverage per Unit	$ 1,000	[1],[2]
General Description of Registrant [Abstract]
NAV Per Share	$ 10.07
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	16,744,559
Class D Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount | $	$ 49,000	[1]
Senior Securities Coverage per Unit	$ 1,000	[1],[2]
General Description of Registrant [Abstract]
NAV Per Share	$ 10.07
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	1,041
Class S Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 10.07
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	1,041
Class T Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 10.07
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	3,406

[1]
*	The Fund commenced operations on June 3, 2024. See Note 1 in the accompanying notes to consolidated financial statements.

[2]	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.